Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Estimated future payments related to operating lease commitments	As of December 31, 2018, the estimated future payments related to these contracts are as follows:

	Up to 1 year	From 1 to 5 years	After 6 years
Estimated future payments	12,264	15,341	2,317